Segment and Geographic Information - Summary of Company's Revenue by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenue	$ 75,448	$ 54,538	$ 78,245	$ 50,338	$ 29,078
Hong Kong [Member]
Revenue, Major Customer [Line Items]
Revenue	68,404	50,002	72,570	48,911	27,382
Asia Pacific [Member]
Revenue, Major Customer [Line Items]
Revenue	2,782	1,236	1,325	44	581
United States [Member]
Revenue, Major Customer [Line Items]
Revenue	2,655	2,644	3,160	1,115	977
Europe [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 1,607	$ 656	$ 1,190	$ 268	$ 138